CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses from convertible debentures		$ 24,000
Expenses from sale of units consisting of common stock and warrants	$ 374,870